Huntington
VA Growth Fund

Portfolio Manager

[Photo of Jim Gibboney]

Jim Gibboney, CFA
Vice President
Huntington National Bank

Q. How Did The Fund Perform?

The objective of the Huntington VA Growth Fund is to achieve long-term capital appreciation primarily by investing in common stocks. We emphasize those companies which we believe demonstrate superior earnings and dividend growth characteristics, quality balance sheets and perceived potential for capital gains. The total return for the Fund was (12.58)% for the six-month reporting period ended June 30, 2002.1 In comparison, the total return for the Lipper Large Cap Growth Funds Average (LLCGFA) was (18.68)%, and the total return for the Standard & Poor's 500 Index (S&P 500) was (13.40)% for the same period.2

Q. Why Did The Fund Perform This Way?

Large capitalization growth stocks continued to struggle throughout the last quarter. It is in the large-cap arena where much of the infectious greed seen in Enron, Tyco and Worldcom has occurred. This has no doubt affected the investor psyche and has driven many equity investors either out of the market entirely, or at least out of the large-cap arena. We continued to emphasize those companies that we believe exhibit quality and consistency--where a credibility premium seems to be warranted. We believe that when growth stocks re-emerge, those companies will be the ones investors will flock to.

Q. What Is Your Outlook For The Fund?

Hopefully, we are seeing the worst of this crisis of confidence. We believe that the system will slowly be repaired, as reforms are put in place and as company CEOs verify the accuracy of their financial statements to the SEC by August 14, 2002. The environment for equity investments should improve, but this could take some time. Assuming no more extraneous shocks to the system, the stock market has a real chance of improving over the course of the next twelve months. And when investors return to the market, growth stocks should receive some allocation from those dollars.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The LLCGFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. These indexes are unmanaged and investments cannot be made in an index.

Huntington
VA Income Equity Fund

Portfolio Manager

[Photo of Jim Buskirk]

Jim Buskirk, CFA
Senior Vice President
Huntington National Bank

Q. How Did The Fund Perform?

For the six-month reporting period ended June 30, 2002, the Huntington VA Income Equity Fund produced a total return of 2.83%.1 This compared favorably to a total return of (6.99)% for the Lipper Equity Income Funds Average (LEIFA) and (13.40)% for the Standard & Poor's 500 Index (S&P 500) for the same period.2 Since its inception on October 21, 1999, its average annual total return has been 3.81% per year. The one-year total return as of June 30, 2002 was (0.33)%.

Q. Why Did The Fund Perform This Way?

The Huntington VA Income Equity Fund was positioned relatively conservatively, with an emphasis on stocks with high dividends and modest dividend growth prospects. Our feeling was then, and is now, that certain investors desire both participation in stock market advances and the prospect for reduced downside risk in major market sell-offs. Our feeling was also that many investors have benefited over time through the ownership of a fund that has paid a relatively high dividend income, year-in and year-out. These attributes--reasonable capital appreciation over time and high dividends--have been provided by this Fund.

These attributes served the Fund well over the past six months, as its shareholders benefited not only from its relatively high cash dividend, but also from a nearly flat total return, no mean feat in this volatile market environment. Because of its relatively conservative equity holdings, all of which pay cash dividends, the Fund typically has demonstrated a less volatile performance pattern than the broad market indexes, i.e., both its advances and its declines have been less pronounced than those of its benchmarks. This is due in large part to our heavy emphasis on dividend income. During the most recently completed quarter, the Fund benefited from its holdings in economically sensitive stocks.

Q. What Is Your Outlook For The Fund?

Looking ahead, we will strive to continue to provide the Fund's shareholders with the same attributes as we have in the past. We are encouraged by the gradually increasing appreciation that investors have for companies that pay cash dividends. We would expect that a continuation of that trend should benefit the VA Income Equity Fund in the future.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The LEIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. These indexes are unmanaged and investments cannot by made in an index.

Huntington
VA Rotating Index Fund

Portfolio Manager

[Photo of Paul C. Koscik]

Paul C. Koscik, CFP
Vice President
Huntington National Bank

Q. How Did The Fund Perform?

For the six-month reporting period ended June 30, 2002, the total return for the Huntington VA Rotating Index Fund was (2.20)%.1 This compared favorably to the total return of (11.75)% for the Lipper Multi-Cap Core Funds Average (LMCCFA) and (13.40)% for the Standard & Poor's 500 Index (S&P 500) for the same period.2

Q. Why Did The Fund Perform This Way?

The second quarter of 2002 saw a continuation of the bear market in large-cap stocks in general and in the S&P 500 in particular. As investors sold their large-cap holdings, they sought alternative equity investments to help diversify their equity portfolios and reduce risk. Because of their lower valuations, their historical out-performance following recessions and the low cost of capital created by low interest rates, small-cap stocks were a prime beneficiary of this reallocation.3

Q. What Is Your Outlook For The Fund?

On January 3, 2002, the index that the Fund strives to emulate was switched from the large-cap S&P 500 to the small-cap Russell 2000 Index (RUS2).4 This rotation was based on our belief that small-cap stocks would outperform large-cap stocks in 2002. The Fund continues to strive to outperform the S&P 500, as evidenced by the more than 1000 basis points outperformance for the six-month reporting period ended June 30, 2002. At this time, it is our belief that the conditions that were conducive to outperformance in the first half of the year will persist for the balance of the year.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The LMCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. These indexes are unmanaged and investments cannot be made in an index.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 The RUS2 measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The index is unmanaged and investments cannot be made in an index.

Huntington
VA Dividend Capture Fund

Portfolio Managers

[Photo of Randy Bateman]	[Photo of Kirk Mentzer]

Randy Bateman, CFA	Kirk Mentzer, SVP
Chief Investment Officer	Director of Research
Huntington National Bank	Huntington National Bank

Q. How Did The Fund Perform?

For the six-month reporting period ended June 30, 2002, the Huntington VA Dividend Capture Fund produced a total return of 4.01%.1 During this period the Lipper Multi-Cap Value Funds Average (LMCVFA) returned (7.81)%.2 In terms of measuring performance against an unmanaged index, we have created a custom index, the Dividend Capture Indices Blend (DCIB).3 The DCIB returned 2.13% for the six-month reporting period ended June 30, 2002. Thus, using both a peer group and index measure, the Fund had a good start to the year.

Q. Why Did The Fund Perform This Way?

Security selection was the primary driver of performance during this period. Secondarily, the Fund relies upon an active management style while seeking to produce an above average dividend yield. We frequently purchase stocks prior to their payment of dividends and sell shortly after the income has been received. This technique has allowed us to significantly boost income and improve overall returns. Generally speaking, the best performing stocks held the following characteristics: high quality, attractive valuation metrics and smaller company size. In particular, Real Estate Investment Trusts (REITs)4 performed exceptionally well due to their stable earnings, high dividend yields and lack of accounting issues.

Q. What Is Your Outlook For The Fund?

After surging 6.1% in the first quarter, we forecast that Gross Domestic Product (GDP) to continue expanding at a more moderate rate of 2.5% to 4.0% for the remainder of 2002. The lowest federal funds target rate in four decades, stable petroleum prices, a mortgage refinancing boom, a solid real estate market, low current inflation and Federal tax cuts remain the driving forces behind the continued forecast for an uninterrupted economic recovery in 2002 and 2003. Economic profits (those actually reported in tax returns) continued to surge during the period, making stocks undervalued by several measures. What seems to be ailing the market is investor attitudes or psychology. Ultimately, we believe that the fundamentals matter and equity markets will recover as investors recognize the earnings story and can make sense of the negative factors. Sectors expected to perform well currently include economically sensitive areas such as Consumer Discretionary, Industrials, Materials and Information Technology. Our less favored areas currently include Health Care, Telecommunications, Consumer Staples and Utilities. While we manage the Fund for total return, our focus remains on dividend yields which should continue to help lower overall portfolio volatility.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The LMCVFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. This index is unmanaged and investments cannot by made in an index.

3 The DCIB is a blend of three indices that most closely represent the Fund's allocations among investment categories. The blend is comprised of 33.33% Morgan Stanley REIT Index, 33.33% Merrill Lynch Fixed Rate Preferred Index and 33.33% Standard & Poor's 500/Barra Value Index. These indices are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged and investments cannot be made in an index.

4 Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity.

Huntington
VA Mid Corp America Fund

Portfolio Manager

[Photo of Christopher M. Rowane]

Christopher M. Rowane, CFA
Senior Vice President
Huntington National Bank

Q. How Did The Fund Perform?

For the six-month reporting period ended June 30, 2002, the Huntington VA Mid Corp America Fund produced a total return of 0.54%,1 well outpacing the Russell Mid Cap Index total return of (6.34)%, and the Lipper MidCap Core Funds Average (LMCCFA) total return of (7.68)%2 for the same period.

Q. Why Did The Fund Perform This Way?

The Fund's performance was the result of the timing of purchases during a volatile period, as well as a successful sector strategy of over-weighting the Consumer Discretionary sector and under-weighting the Finance and Utilities sectors. Security selection, as well as a focus on the smaller capitalization companies within the mid- and small-cap universe added to the incremental returns.3

Q. What Is Your Outlook For The Fund?

The outlook for the next quarter appears positive for the economic recovery with small- and mid-cap stocks leading the charge. Historically, small- and mid-cap stocks have outperformed large-cap stocks in each of the 12-month recovery periods after the three previous bear markets.4 This presents us with an opportunity, as we believe the second half of the rally remains. At this time, our intention is to maintain the portfolio's tilt towards growth names as well as smaller-cap opportunities. Sector strategies will likely be focused on Technology, Consumer and Industrial holdings, and continued underweighting in Utilities and Telecommunications. As individual security volatility persists, selection of high-quality holdings will continue with great due diligence. The VA Mid Corp America Fund's multiscreen process will review holdings for risk as well as return. Continued diversification of holdings should also help to reduce the portfolio volatility, as earnings volatility and political events persist.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The LMCCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. These indexes are unmanaged and investments cannot by made in an index.

3 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

4 Small-cap stocks are represented by the total returns for the Russell 2000 Price Index, mid-cap stocks by the total returns for the S&P 400 Index and large-cap stocks by the S&P 500 Index.

Huntington
VA New Economy Fund

Portfolio Manager

[Photo of Bernard A. Shinkel]

Bernard A. Shinkel, Ph.D.
Vice President
Huntington National Bank

Q. How Did The Fund Perform?

The Huntington VA New Economy Fund generated a minor negative return of (0.83)% for the six-month reporting period ended June 30, 2002.1 The Fund performed favorably when compared to the (33.76)% total return for the Science & Technology group of mutual funds based upon the Lipper Science and Technology Funds Average (LSTFA)2 for the same period. The Fund also outperformed the Standard & Poor's 500 Index (S&P 500),3 by more than 13%, as that index experienced a total return of (13.40)%.

Q. Why Did The Fund Perform This Way?

In part, we have avoided the many pitfalls in today's market environment by being highly diversified (over 175 holdings) and focused on the mid- and small-capitalization segments. We believe that this gives us less exposure to the risk of high valuations; profit disappointments; accounting gimmickry and other management follies; exploitation by trial lawyers; and some of the vulnerabilities of the New Economy--namely, the greater importance of trust and reputation in a world where value is based upon intellectual assets, as opposed to physical assets.

More generally, the Fund has taken a unique approach to "tech investing." The mandate of the Fund is broad enough to invest in the leading creators and implementers of science and technology when stock market conditions appear to favor such investments.4

Q. What Is Your Outlook For The Fund?

We maintain our belief that the power of the "New Approach" of the VA New Economy Fund should help our goal to outperform relevant equity benchmarks. Until we see the resumption of the bull market, that is the best that we can expect.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

2 The LSTFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. This index is unmanaged and investments cannot be made in an index.

3 The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made in an index.

4 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risks than funds whose investments are diversified. In addition, the Fund may be subject to specific risks of the technology sector, such as obsolescence.

Huntington VA Growth Fund

Portfolio of Investments
June 30, 2002 (Unaudited)

Shares		Value
COMMON STOCKS -- 88.0%
	Apparel & Textiles -- 1.2%
465	Cintas Corp.	$22,985

	Banks -- 3.0%
352	BB&T Corp.	13,587
953	Citigroup, Inc.	36,929
133	State Street Corp.	5,945

		56,461

	Broadcast Service/Program -- 0.9%
1,600	Liberty Media Corp., Class A (b)	16,000

	Chemicals -- 1.4%
100	Du Pont (E.I.) de Nemours & Co.	4,440
457	Ecolab, Inc.	21,127

		25,567

	Computers -- 9.0%
569	Cisco Systems, Inc. (b)	7,938
262	Computer Sciences Corp. (b)	12,524
313	Dell Computer Corp. (b)	8,182
205	Electronic Data Systems Corp.	7,616
420	EMC Corp. (b)	3,171
1,192	Hewlett Packard Co.	18,214
269	International Business Machines Corp.	19,368
809	Microsoft Corp. (b)	44,252
242	Network Appliance, Inc. (b)	3,010
2,805	Oracle Corp. (b)	26,563
549	Sun Microsystems, Inc. (b)	2,750
513	Sungard Data Systems, Inc. (b)	13,584

		167,172

	Cosmetics/Toiletries -- 2.3%
593	Colgate-Palmolive Co.	29,679
159	Procter & Gamble Co.	14,199

		43,878

	Drugs & Health Care -- 6.8%
781	Abbott Laboratories, Inc.	29,404
1,585	IMS Health, Inc.	28,451
312	Merck & Co., Inc.	15,800
692	Pfizer, Inc.	24,220
623	Schering-Plough Corp.	15,326
285	Wyeth	14,592

		127,793

	Electric Services -- 0.3%
167	Duke Energy Corp.	5,194

	Electronic Components/Instruments -- 0.4%
1,251	Solectron Corp. (b)	7,694

	Financial Services -- 6.0%
1,191	American Express Co.	43,257
196	Fannie Mae	14,455
299	Franklin Resources, Inc.	12,749
115	Household International, Inc.	5,716
259	T. Rowe Price Group, Inc.	8,516
763	Washington Mutual, Inc.	28,315

		113,008

	Food & Beverages -- 2.4%
12	J.M. Smuckers Co.	410
815	Wm. Wrigley Jr. Co.	45,110

		45,520

	Household Products -- 4.9%
2,095	General Electric Co.	60,860
366	Illinois Tool Works, Inc.	24,998

		85,858

	Instruments - Scientific -- 0.3%
153	Millipore Corp.	4,893

	Insurance -- 2.8%
763	American International Group, Inc.	52,059

	Medical & Medical Services -- 5.3%
387	Cardinal Health, Inc.	23,766
797	Johnson & Johnson, Inc.	41,651
585	Medtronic, Inc.	25,067
160	Stryker Corp.	8,562

		99,046

	Miscellaneous Business Services -- 5.6%
2,397	Automatic Data Processing, Inc.	104,389

	Multimedia -- 0.3%
382	AOL Time Warner, Inc. (b)	5,619

	Office Supplies -- 3.4%
1,002	Avery Dennison Corp.	62,876

	Petroleum & Petroleum Products -- 3.5%
1,312	Anadarko Petroleum Corp.	64,681
943	Schlumberger, Ltd.	43,850

		108,531

	Printing & Publishing -- 2.3%
531	Media General, Inc., Class A	31,860
243	Viacom, Inc., Class B (b)	10,782

		42,642

	Retail -- 13.9%
1,908	Home Depot, Inc.	70,081
1,179	Kohl's Corp. (b)	82,624
401	Wal-Mart Stores, Inc.	22,059
2,145	Walgreen Co.	82,861

		257,625

	Semi-Conductors/Instruments -- 3.7%
1,189	Analog Devices, Inc. (b)	35,313
348	Applied Materials, Inc. (b)	6,619
1,099	Intel Corp.	20,079
328	Texas Instruments, Inc.	7,774

		69,785

	Telephone & Telecommunications -- 0.8%
166	Verizon Communications, Inc.	6,665
653	Vodafone Group PLC, ADR	8,913

		15,578

	Transport - Marine -- 0.6%
419	Carnival Corp.	11,602

	Wholesale Distribution -- 4.9%
3,340	SYSCO Corp.	90,915

	Total Common Stocks (Cost $1,838,450)	1,642,690

MUTUAL FUND -- 3.3%
2,054	Nasdaq-100 Index Tracking Stock	53,548
90	SPDR Trust Series I (b)	8,906

	Total Mutual Fund (Cost $76,512)	62,454

CASH EQUIVALENT -- 29.1%
544,124	Huntington Money Market Fund, Interfund Class	544,124

	Total Cash Equivalent (Cost $544,124)	544,124

	Total (Cost $2,459,086) (a)	$2,249,268

Huntington VA Income Equity Fund

Portfolio of Investments
June 30, 2002 (Unaudited)

Shares		Value
COMMON STOCKS -- 90.7%
	Amusement & Recreation Services -- 1.7%
4,600	Cedar Fair, LP	$109,296

	Auto/Truck Parts & Equipment -- 4.1%
3,700	Federal Signal Corp.	88,800
4,617	Ford Motor Co.	73,872
3,000	Genuine Parts Co.	104,610

		267,282

	Banks -- 13.5%
1,700	Bank of America Corp.	119,612
3,300	BB&T Corp.	127,380
1,200	Citigroup, Inc.	46,500
4,000	FleetBoston Financial Corp.	129,400
3,125	J.P. Morgan Chase & Co.	106,000
3,950	National City Corp.	131,337
3,400	Wachovia Corp.	129,812
3,916	Washington Federal, Inc.	98,918

		888,959

	Chemicals -- 4.1%
3,250	Du Pont (E.I.) de Nemours & Co.	144,300
2,000	PPG Industries, Inc.	123,800

		268,100

	Computer Services -- 1.6%
2,600	Pitney Bowes, Inc.	103,272

	Diversified Manufacturing Operations -- 1.6%
5,900	Acuity Brands, Inc.	107,380

	Drugs & Health Care -- 4.1%
1,700	Abbott Laboratories, Inc.	64,005
4,950	Bristol-Myers Squibb Co.	127,215
1,500	Wyeth	76,800

		268,020

	Electrical Equipment -- 1.2%
1,500	Emerson Electric Co.	80,265

	Electrical Services -- 5.0%
5,500	Nisource, Inc.	120,065
3,500	Teco Energy, Inc.	86,625
2,290	TXU Corp.	118,050

		324,740

	Financial Services -- 2.1%
3,750	Washington Mutual, Inc.	139,163

	Food & Beverages -- 5.1%
5,400	ConAgra Foods, Inc.	149,310
2,700	H.J. Heinz Co.	110,970
3,000	SUPERVALU, Inc.	73,590

		333,870

	Gas & Natural Gas -- 2.3%
1,700	NICOR, Inc.	77,775
1,900	Peoples Energy Corp.	69,274

		147,049

	Household Products -- 6.3%
1,550	Clorox Co.	64,093
2,350	General Electric Co.	68,268
3,500	Leggett & Platt, Inc.	81,900
3,500	Newell Rubbermaid, Inc.	122,709
4,700	RPM, Inc.	71,675

		408,645

	Industrial -- 2.1%
5,500	Standex International Corp.	138,050

	Insurance -- 0.9%
600	CIGNA Corp.	58,452

	Linen Supply -- 0.2%
1,475	National Service Industries, Inc.	13,275

	Machinery -- 1.2%
1,550	Caterpillar, Inc.	75,873

	Miscellaneous Business Services -- 1.8%
3,000	Deluxe Corp.	116,670

	Oil Refining -- 1.1%
2,000	Sunoco, Inc.	71,260

	Petroleum & Petroleum Products -- 10.0%
1,562	ChevronTexaco Corp.	138,236
4,100	Conoco, Inc., Class B	113,980
2,900	Exxon Mobil Corp.	118,668
1,200	Kerr-Mcgee Corp.	64,260
3,600	Occidental Petroleum Corp.	107,964
2,000	Royal Dutch Petroleum Co., ADR	110,540

		653,648

	Photographic Equipment Supplies -- 0.7%
1,600	Eastman Kodak Co.	46,672

	Printing & Publishing -- 1.3%
3,000	R.R. Donnelley & Sons Co.	82,650

	Real Estate Investment Trusts -- 6.1%
3,050	Mack-Cali Realty Corp.	107,208
7,900	Nationwide Health Properties, Inc.	148,125
3,800	Simon Property Group, Inc.	139,992

		395,325

	Retail -- 1.2%
2,400	May Department Stores Co.	79,032

	Steel -- 4.3%
8,000	Allegheny Technologies, Inc.	126,400
8,550	Worthington Industries, Inc.	154,755

		281,155

	Telephone & Telecommunications -- 3.3%
1,300	Alltel Corp.	61,100
2,650	SBC Communications, Inc.	80,825
1,871	Verizon Communications, Inc.	75,121

		217,046

	Tires & Tubes -- 2.0%
2,200	Cooper Tire & Rubber Co.	86,460
1,700	The B.F. Goodrich Co.	46,444

		132,904

Shares or Principal Amount		Value
	Tools & Accessories -- 1.8%
4,000	Snap-On, Inc.	$118,760

	Total Common Stocks (Cost $5,712,845)	5,926,813

	CORPORATE BONDS--2.5%
$50,000	Bank One Corp., 8.00%, 04/29/27	57,337
50,000	Deere & Co., 8.10%, 05/15/30	56,494
50,000	New Jersey Bell Telephone Co., 7.85%, 11/15/29	51,600

	Total Corporate Bonds (Cost $149,783)	165,431

	SOVEREIGN BONDS -- 0.9%
50,000	Quebec, Province of, 7.50%, 09/15/29	57,251

	Total Sovereign Bonds (Cost $48,842)	57,251

	CASH EQUIVALENT -- 5.8%
378,599	Huntington Money Market Fund, Interfund Class	378,599

	Total Cash Equivalent (Cost $378,599)	378,599

	Total (Cost $6,290,069) (a)	$6,528,094

Huntington VA Rotating Index Fund

Portfolio of Investments
June 30, 2002 (Unaudited)

Shares		Value
MUTUAL FUNDS -- 83.8%
353	iShares Russell 2000 Growth Index Fund	$16,838
695	iShares Russell 2000 Index Fund	63,002
518	iShares Russell 2000 Value Index Fund	70,396
371	iShares S&P SmallCap 600 BARRA Growth Index Fund	26,898
621	iShares S&P SmallCap 600 Index Fund	71,105
862	iShares S&P SmallCap 600 Value Fund	77,527

	Total Mutual Fund (Cost $333,373)	325,766

CASH EQUIVALENT -- 13.6%
52,689	Huntington Money Market Fund, Interfund Class	52,689

	Total Cash Equivalent (Cost $52,689)	52,689

	Total (Cost $386,062) (a)	$378,455

Huntington VA Dividend Capture Fund

Portfolio of Investments
June 30, 2002 (Unaudited)

Shares		Value
COMMON STOCKS -- 47.6%
	Aerospace & Defense -- 0.9%
230	Raytheon Co.	$9,373

	Auto/Truck Parts & Equipment -- 2.0%
150	General Motors Corp.	8,018
150	Johnson Controls, Inc.	12,241

		20,259

	Banks -- 5.5%
140	AmSouth Bancorporation	3,133
125	Bank of America Corp.	8,795
75	J.P. Morgan Chase & Co.	2,544
100	National City Corp.	3,325
335	Regions Financial Corp.	11,774
270	Union Planters Corp.	8,740
353	Washington Federal, Inc.	8,917
210	Washington Mutual, Inc.	7,793

		55,021

	Chemicals -- 1.1%
240	A. Schulman, Inc.	5,148
225	Quaker Chemical Corp.	5,512

		10,660

	Diversified Manufacturing Operations -- 1.6%
100	Cooper Industries Ltd., Class A	3,930
100	Eaton Corp.	7,275
100	Textron, Inc.	4,690

		15,895

	Drugs & Health Care -- 0.8%
250	Bristol-Myers Squibb Co.	6,425
26	Merck & Co., Inc.	1,317

		7,742

	Electrical Equipment -- 0.4%
225	Rockwell International Corp.	4,496

	Electrical Services -- 0.5%
200	Reliant Energy, Inc.	3,380
25	TXU Corp.	1,289

		4,669

	Financial Services -- 2.5%
210	Alliance Capital Management Holding LP	7,193
470	American Capital Strategies	12,910
100	Household International, Inc.	4,970

		25,073

	Household Products -- 0.7%
410	Kimball International, Inc. Class B	6,720

	Industrial -- 0.5%
200	Standex International Corp.	5,020

	Insurance -- 1.2%
220	Allstate Corp.	8,136
95	Lincoln National Corp.	3,990

		12,126

	Metal Processors & Fabrication -- 0.4%
190	Timken Co.	4,243

	Paper & Related Products -- 0.8%
350	Glatfelter	6,580
48	MeadWestvaco Corp.	1,611

		8,191

	Paperboard Containers & Boxes -- 0.2%
50	Bemis Co.	2,375

	Petroleum & Petroleum Products -- 4.0%
85	ChevronTexaco Corp.	7,523
40	Kerr-Mcgee Corp.	2,142
250	Kinder Morgan Energy Partners, LP	7,852
455	Marathon Oil Corp.	12,339
340	Occidental Petroleum Corp.	10,196

		40,052

	Petroleum Refining -- 1.0%
250	Ashland, Inc.	10,125

	Photographic Equipment Supplies -- 0.1%
50	Eastman Kodak Co.	1,459

	Real Estate Investment Trusts -- 19.0%
55	Bedford Property Investors, Inc.	1,491
130	Boston Properties, Inc.	5,194
325	Brandywine Realty Trust	8,417
190	Camden Property Trust	7,036
125	Capital Automotive REIT	2,983
200	CarrAmerica Realty Corp.	6,170
180	CBL & Associates Properties, Inc.	7,290
150	Commercial NET Lease Realty	2,400
275	Developers Diversified Realty Corp.	6,188
115	Duke Realty Corp.	3,329
125	EastGroup Properties, Inc.	3,200
565	Equity Office Properties Trust	17,006
130	Equity Residential Properties Trust	3,738
100	First Industrial Realty Trust, Inc.	3,285
260	Glenborough Realty Trust, Inc.	6,162
275	Health Care REIT, Inc.	8,236
200	Highwoods Properties, Inc.	5,200
200	Hospitality Properties Trust	7,300
500	JDN Realty Corp.	6,250
470	Koger Equity, Inc.	9,070
190	Macerich Co.	5,890
310	Mack-Cali Realty Corp.	10,896
200	Mills Corp.	6,200
100	Parkway Properties, Inc.	3,638
165	Post Properties, Inc.	4,976
50	Realty Income Corp.	1,846
175	Reckson Associates Realty Corp.	4,358
280	Simon Property Group, Inc.	10,314
245	Sovran Self Storage, Inc.	8,372
175	Summit Properties, Inc.	4,086
500	United Dominion Realty Trust, Inc.	7,875
400	Winston Hotels, Inc.	3,904

		192,300

	Retail -- 0.5%
160	J.C. Penney Co., Inc. (Holding Co.)	3,523
50	May Department Stores Co.	1,647

		5,170

	Telephone & Telecommunications -- 1.9%
185	Alltel Corp.	8,694
75	BellSouth Corp.	2,363
100	SBC Communications, Inc.	3,050
125	Verizon Communications, Inc.	5,019

		19,126

	Textiles -- 0.3%
65	V.F. Corp.	2,549

	Tires & Tubes -- 0.3%
125	Cooper Tire & Rubber Co.	2,569

	Tobacco -- 0.4%
95	Phillip Morris Co., Inc.	4,150

	Tools & Accessories -- 1.0%
250	The Stanley Works	10,253

	Total Common Stocks (Cost $475,821)	479,616

	PREFERRED STOCK -- 28.6%
	Auto-Cars/Light Trucks -- 1.2%
500	General Motors Corp., 7.38%	12,470

	Bank Holding Companies -- 3.2%
650	Bank One Capital I, 8.00%	16,829
600	Lehman Bros. Hldg. Cap. Trust, 8.00%	15,192

		32,021

	Commercial Banks -- 2.7%
500	ASBC Capital I, 7.63%	12,485
600	Comerica Capital Trust I, 7.60%	15,192

		27,677

	Electric Services -- 3.9%
500	Alabama Pwr. Cap. Trust II, 7.60%	12,475
600	Entergy LA, Inc., 7.60%	14,904
500	FPC Capital I (Series A), 7.10%	12,240

		39,619

	Financial Services -- 11.5%
250	BancWest Capital I, 9.50%	6,825
400	Coastal Finance I, 8.38%	9,700
550	Energy East Capital Trust I, 8.25%	13,888
600	Equitable Resources Capital Trust, 7.35%	14,820
600	Hartford Life Capital II, (Series B), 7.63%	15,510
600	Household Capital Trust V (Series X), 10.00%	16,433
600	Merrill Lynch Capital Trust V, 7.28% (b)	15,024
100	Morgan Stanley Capital Trust II, 7.25%	2,520
600	National Commerce Capital Trust II, 7.70%	15,000
200	Royal Bank of Scotland Group PLC (Series K), 7.88%	5,140

		114,860

	Fire, Marine, & Casualty Insurance -- 1.5%
600	Partnerre Capital Trust I, 7.90%	15,126

	Information Technology -- 1.1%
310	Electronic Data Systems, 7.63%	11,532

	Natural Gas Transmission -- 1.5%
600	Dominion Cng. Cap. Trust I, 7.80%	15,090

	Real Estate Investment Trusts -- 2.0%
200	Avalonbay Communities (Series C), 8.50%	5,020
600	Public Storage (Series R), 8.00%	15,144

		20,164

	Total Preferred Stock (Cost $294,567)	288,559

MUTUAL FUND -- 0.3%
105	Nasdaq-100 Index Tracking Stock	2,737

	Total Mutual Fund (Cost $4,097)	2,737

CASH EQUIVALENT -- 22.0%
222,192	Huntington Money Market Fund, Interfund Class	222,192

	Total Cash Equivalent (Cost $222,192)	222,192

	Total (Cost $996,677) (a)	$993,104

Huntington VA Mid Corp America Fund

Portfolio of Investments
June 30, 2002 (Unaudited)

Shares		Value
COMMON STOCKS -- 87.9%
	Aerospace & Defense -- 0.3%
75	Alliant Techsystems, Inc. (b)	$4,785

	Amusement & Recreation Services -- 1.0%
300	Aztar Corp. (b)	6,240
200	Harrah's Entertainment, Inc. (b)	8,870

		15,110

	Apparel & Textiles -- 1.8%
227	Columbia Sportswear Co. (b)	7,264
103	Jones Apparel Group, Inc. (b)	3,863
400	Liz Claiborne, Inc.	12,719
100	Polo Ralph Lauren Corp. (b)	2,240

		26,086

	Auto/Truck Parts & Equipment -- 2.5%
146	American Axle & Manufacturing Holdings, Inc. (b)	4,342
100	Cummins Engine, Inc.	3,310
500	Dura Automotive Systems, Inc. (b)	10,375
48	Johnson Controls, Inc	3,917
200	Lear Corp. (b)	9,250
100	Superior Industries International, Inc.	4,625

		35,819

	Banks -- 4.3%
217	Astoria Financial Corp.	6,955
221	Compass Bancshares, Inc.	7,426
200	Greater Bay Bancorp	6,152
195	GreenPoint Financial Corp.	9,574
200	Hudson City Bancorp, Inc.	3,980
200	Independence Community Bank Corp.	5,746
200	National Commerce Financial Corp.	5,260
221	North Fork Bancorporation, Inc.	8,798
182	TCF Financial Corp.	8,936

		62,827

	Beer, Wine, & Distilled Beverages -- 1.1%
260	Adolph Coors Co.	16,198

	Biotechnology -- 0.4%
86	Cephalon, Inc. (b)	3,887
78	Invitrogen Corp. (b)	2,497

		6,384

	Building & Construction -- 4.0%
200	Beazer Homes USA, Inc. (b)	16,000
200	Centex Corp.	11,558
389	Insituform Technologies, Inc. (b)	8,239
200	Lennar Corp.	12,240
700	McDermott International, Inc. (b)	5,670
75	Pulte Homes, Inc.	4,311

		58,018

	Chemicals -- 2.0%
200	Albemarle Corp.	6,149
304	Cytec Industries, Inc. (b)	9,557
150	FMC Corp. (b)	4,526
154	H.B. Fuller Co.	4,511
121	Lubrizol Corp.	4,054

		28,797

	Communications Equipment -- 1.5%
200	Harris Corp.	7,248
169	L-3 Communications Holdings, Inc. (b)	9,126
328	Scientific-Atlanta, Inc.	5,396

		21,770

	Computer Related Services -- 1.7%
259	Affiliated Computer Services, Inc. Class A (b)	12,297
500	Incyte Genomics, Inc. (b)	3,635
300	MCSi, Inc. (b)	3,372
111	Synopsys, Inc. (b)	6,084

		25,388

	Computers -- 1.9%
100	Advanced Digital Information, Corp. (b)	843
900	Intergraph Corp. (b)	15,696
100	NCR Corp. (b)	3,460
100	Sandisk Corp. (b)	1,240
249	Sungard Data Systems, Inc. (b)	6,594

		27,833

	Computers, Peripherals & Software -- 1.8%
400	Borland Software Corp. (b)	4,120
200	NetIQ Corp. (b)	4,526
1,000	Novell, Inc. (b)	3,210
540	Progress Software Corp. (b)	7,970
400	Rainbow Technologies, Inc. (b)	1,968
1,000	Read-Rite Corp. (b)	480
300	Sybase, Inc. (b)	3,165

		25,439

	Consulting Services -- 0.3%
236	Forrester Research, Inc. (b)	4,578

	Containers - Metal and Glass -- 0.5%
500	Owens-Illinois, Inc. (b)	6,870

	Containers - Paper/Plastic -- 0.5%
300	Pactiv Corp. (b)	7,140

	Diversified Manufacturing Operations -- 0.6%
213	Cooper Industries Ltd., Class A	8,371

	Diversified Operations -- 1.3%
40	EnPro Industries, Inc. (b)	210
321	Teleflex, Inc.	18,345

		18,555

	Drugs & Health Care -- 2.2%
60	Barr Laboratories, Inc. (b)	3,812
600	Guilford Pharmaceuticals, Inc. (b)	4,524
261	ICN Pharmaceuticals, Inc.	6,319
422	Mylan Laboratories, Inc.	13,229
259	SICOR, Inc. (b)	4,802

		32,686

	Electrical Components -- 0.4%
100	C&D Technologies, Inc.	1,802
181	Vishay Intertechnology, Inc. (b)	3,982

		5,784

	Electrical Services -- 1.9%
288	ALLETE, Inc.	7,805
100	DPL, Inc.	2,645
381	Energy East Corp.	8,610
336	Teco Energy, Inc.	8,316

		27,376

	Electronic Connectors -- 0.4%
300	Thomas & Betts Corp.	5,580

	Environmental Services -- 0.1%
100	Republic Services, Inc. (b)	1,907

	Financial Services -- 4.8%
95	A.G. Edwards, Inc.	3,693
250	Allied Capital Corp.	5,663
344	AmeriCredit Corp. (b)	9,648
68	Bear Stearns Companies, Inc.	4,162
259	City National Corp.	13,920
241	Federal Agricultural Mortgage Corp., Class C (b)	6,435
100	First American Financial Corp.	2,300
219	First Tennessee National Corp.	8,388
200	Firstmerit Corp.	5,516
78	Legg Mason, Inc.	3,849
100	T. Rowe Price Group, Inc.	3,288
100	Waddell and Reed Financial, Inc., Class A	2,292

		69,154

	Food - Diversified -- 0.9%
148	Ralcorp Holding, Inc. (b)	4,625
570	Tyson Foods, Inc. Class A	8,841

		13,466

	Food & Beverages -- 1.8%
284	Dean Foods Co. (b)	10,593
300	Dole Food Co., Inc.	8,655
155	Hormel Foods Corp.	3,711
141	SUPERVALU, Inc.	3,459

		26,418

	Gas & Natural Gas -- 1.3%
281	MDU Resources Group, Inc.	7,387
100	National Fuel Gas Co.	2,251
364	Questar Corp.	8,991

		18,629

	Health Care Equipment & Supplies -- 0.7%
170	Hillenbrand Industries, Inc.	9,546

	Hotels & Lodging -- 0.5%
133	Mandalay Resort Group (b)	3,667
115	MGM Mirage (b)	3,881

		7,548

	Household Products -- 0.9%
120	Church & Dwight Co., Inc.	3,760
257	Leggett & Platt, Inc.	6,014
56	Whirlpool Corp.	3,660

		13,434

	Insurance -- 4.9%
100	Allmerica Financial Corp.	4,620
290	Fidelity National Financial, Inc.	9,164
195	Nationwide Financial Services, Inc.	7,703
233	Old Republic International Corp.	7,340
316	PMI Group, Inc.	12,071
323	Protective Life Corp.	10,691
179	Radian Group, Inc.	8,744
307	Torchmark Corp.	11,727

		72,060

	Lasers - Systems/Components -- 0.7%
340	Coherent, Inc. (b)	10,043

	Leisure -- 1.8%
300	Brunswick Corp.	8,400
485	Callaway Golf Co.	7,682
482	Royal Caribbean Cruises Ltd.	9,399

		25,481

	Machinery -- 3.1%
200	AGCO Corp.	3,900
100	AptarGroup, Inc.	3,075
205	Donaldson Co., Inc.	7,183
419	Kennametal, Inc.	15,336
236	Parker Hannifin Corp.	11,278
84	Tecumseh Products Co. Class A	4,459

		45,231

	Measuring Devices -- 2.1%
94	FLIR Systems, Inc. (b)	3,945
100	PerkinElmer, Inc.	1,105
407	Tektronix, Inc. (b)	7,615
689	Thermo Electron Corp. (b)	11,369
400	Trimble Navigation Ltd. (b)	6,200

		30,234

	Medical & Medical Services -- 5.2%
200	AmeriPath, Inc. (b)	4,800
200	Coventry Health Care, Inc. (b)	5,684
291	Health Management Associates, Inc. Class A (b)	5,864
333	Lincare Holdings, Inc. (b)	10,756
322	Ocular Sciences, Inc. (b)	8,533
315	Orthodontic Centers of America, Inc. (b)	7,261
520	Owens & Minor, Inc.	10,275
200	Oxford Health Plans, Inc. (b)	9,292
133	PolyMedica, Corp. (b)	3,397
152	St. Jude Medical, Inc. (b)	11,224

		77,086

	Medical Instruments -- 0.9%
100	Apogent Technologies, Inc. (b)	2,057
400	ArthroCare Corp. (b)	5,144
200	Datascope Corp.	5,528

		12,729

	Miscellaneous Business Services -- 2.1%
100	Cadence Design Systems, Inc. (b)	1,612
190	Hotels.com (b)	8,024
176	NCO Group, Inc. (b)	3,833
183	Overture Services, Inc. (b)	4,571
400	Symantec Corp. (b)	13,140

		31,180

	Office Equipment & Supplies -- 0.4%
200	John H. Harland Co.	5,640

	Oil Equipment & Services -- 0.3%
100	Weatherford International, Inc. (b)	4,320

	Paper & Paper Products -- 0.5%
249	Sonoco Products Co.	7,052

	Petroleum & Petroleum Products -- 2.7%
75	Apache Corp.	4,311
558	Chesapeake Energy Corp. (b)	4,018
100	Equitable Resources, Inc.	3,430
100	Helmerich & Payne, Inc.	3,572
100	Kerr-Mcgee Corp.	5,355
200	Ocean Energy, Inc.	4,334
313	Tidewater, Inc.	10,304
243	Unit Corp. (b)	4,216

		39,540

	Petroleum Refining -- 1.9%
100	Ashland, Inc.	4,050
100	Murphy Oil Corp.	8,250
409	Valero Energy Corp.	15,305

		27,605

	Pollution Control -- 0.4%
279	Pall Corp.	5,789

	Printing & Publishing -- 2.5%
300	Banta Corp.	10,769
192	Harte-Hanks, Inc.	3,946
600	Paxar Corp. (b)	10,050
193	Readers Digest Association, Inc.	3,615
195	Scholastic Corp. (b)	7,391

		35,771

	Real Estate Investment Trust -- 0.2%
100	LNR Property Corp.	3,450

	Recreational Vehicles & Boats -- 0.8%
174	Polaris Industries, Inc.	11,310

	Refrigeration & Heating Equipment -- 0.3%
50	American Standard Companies, Inc. (b)	3,755

	Retail -- 4.5%
249	Abercrombie & Fitch Co. Class A (b)	6,006
158	Applebee's International, Inc.	3,626
200	Brinker International, Inc. (b)	6,350
185	CDW Computer Centers, Inc. (b)	8,660
100	Family Dollar Stores, Inc.	3,525
300	Lone Star Steakhouse & Saloon, Inc.	7,077
100	Michael Stores, Inc. (b)	3,900
100	Outback Steakhouse, Inc. (b)	3,510
70	Payless Shoesource, Inc. (b)	4,036
178	Ruby Tuesday, Inc.	3,453
449	Viad Corp.	11,674
100	Zale Corp. (b)	3,625

		65,442

	Retail - Department Stores -- 0.3%
162	Nordstrom, Inc.	3,669

	Semiconductor Equipment -- 1.7%
100	DuPont Photomasks, Inc. (b)	3,248
278	Imation Corp. (b)	8,273
292	International Rectifier Corp. (b)	8,512
117	Varian Semiconductor Equipment, Inc. (b)	3,970

		24,003

	Steel -- 1.1%
400	AK Steel Holding Corp.	5,124
231	Engelhard Corp.	6,542
285	Maverick Tube Corp. (b)	4,275

		15,941

	Technology -- 0.3%
212	Network Associates, Inc. (b)	4,085

	Telephone & Telecommunications -- 1.5%
334	CenturyTel, Inc.	9,853
500	Ciena Corp. (b)	2,095
109	Telephone & Data Systems, Inc.	6,600
196	UTStarcom, Inc. (b)	3,953

		22,501

	Tires & Tubes -- 0.9%
187	Cooper Tire & Rubber Co.	3,843
200	Goodyear Tire & Rubber Co.	3,742
200	The B.F. Goodrich Co.	5,464

		13,049

	Tools & Accessories -- 0.5%
193	The Stanley Works	7,915

	Toys -- 0.4%
400	Hasbro, Inc.	5,424

	Transport - Marine -- 0.8%
454	Kirby Corp. (b)	11,100

	Wholesale Distribution -- 1.7%
200	AmerisourceBergen Corp.	15,200
100	BorgWarner, Inc.	5,776
100	Performance Food Group Co. (b)	3,386

		24,362

	Total Common Stocks (Cost $1,287,486)	1,277,263

MUTUAL FUND -- 1.8%
300	Midcap SPDR Trust Series I	26,865

	Total Mutual Fund (Cost $28,197)	26,865

CASH EQUIVALENT -- 9.7%
140,225	Huntington Money Market Fund, Interfund Class	140,225

	Total Cash Equivalent (Cost $140,225)	140,225

	Total (Cost $1,455,908) (a)	1,444,353

Huntington VA New Economy Fund

Portfolio of Investments
June 30, 2002 (Unaudited)

Shares		Value
COMMON STOCKS -- 83.7%
	Aerospace & Defense -- 1.0%
50	Lockheed Martin Corp.	$3,475

	Airlines (0.6%)
80	SkyWest, Inc.	1,871

	Amusement & Recreation Services -- 0.6%
92	Aztar Corp. (b)	1,914

	Apparel & Textiles -- 0.6%
56	G & K Services, Inc.	1,917

	Auto/Truck Parts & Equipment -- 1.6%
35	Group 1 Automotive, Inc. (b)	1,335
13	Johnson Controls, Inc.	1,061
24	Lear Corp. (b)	1,110
42	PACCAR, Inc.	1,865

		5,371

	Banks -- 5.6%
30	Bank of Hawaii Corp.	840
100	Dime Community Bancshares	2,269
33	Golden State Bancorp, Inc.	1,196
26	GreenPoint Financial Corp.	1,277
65	MB Financial, Inc.	2,175
29	New York Community Bancorp, Inc.	786
26	North Fork Bancorporation, Inc.	1,035
54	R & G Financial Corp., Class B	1,280
76	Regions Financial Corp.	2,671
113	SouthTrust Corp.	2,952
28	UCBH Holdings, Inc.	1,064
30	Webster Financial Corp.	1,147

		18,692

	Building & Construction -- 5.5%
65	Centex Corp.	3,755
61	Clayton Homes, Inc.	964
136	D. R. Horton, Inc.	3,540
50	KB Home	2,576
30	Lafarge North America, Inc.	1,055
62	M/I Schottenstein Homes, Inc.	2,336
7	NVR, Inc. (b)	2,261
34	Ryland Group, Inc.	1,692

		18,179

	Chemicals -- 0.3%
65	Airgas, Inc. (b)	1,125

	Commercial Services & Supplies -- 2.1%
48	Cendant Corp. (b)	762
44	ChoicePoint, Inc. (b)	2,001
74	Concord EFS, Inc. (b)	2,231
72	Interactive Data Corp. (b)	1,048
28	NDC Health Corp.	781

		6,823

	Computers -- 3.7%
100	Adaptec, Inc. (b)	789
89	Documentum, Inc. (b)	1,068
67	Intergraph Corp. (b)	1,168
108	Perot Systems Corp., Class A (b)	1,176
213	Storage Technology Corp. (b)	3,402
107	Sungard Data Systems, Inc. (b)	2,833
138	Syntel, Inc. (b)	1,706

		12,142

	Diversified Operations -- 0.5%
100	Griffon Corp. (b)	1,810

	E-Commerce & Services -- 2.7%
72	Expedia, Inc., Class A (b)	4,269
124	GSI Commerce, Inc. (b)	924
80	Ticketmaster, Class B (b)	1,497
380	WebMD Corp. (b)	2,139

		8,829

	Electric & Electronic Equipment -- 0.3%
860	Viscount Systems, Inc. (b)	1,006

	Environmental Services -- 0.4%
40	Stericycle, Inc. (b)	1,416

	Financial Services -- 4.3%
43	Commercial Federal Corp.	1,247
22	Doral Financial Corp.	735
122	First Data Corp.	4,538
100	H & R Block, Inc.	4,615
82	Washington Mutual, Inc.	3,043

		14,178

	Food & Beverages -- 2.6%
22	American Italian Pasta Co. (b)	1,122
66	Bob Evans Farms, Inc.	2,078
78	Landry's Seafood Restaurants, Inc.	1,990
78	Ryan Family Steak Houses, Inc. (b)	1,030
78	YUM! Brands, Inc. (b)	2,281

		8,501

	Gambling -- 2.5%
78	Ameristar Casinos, Inc. (b)	2,266
63	Argosy Gaming Co. (b)	1,789
111	Isle of Capris Casinos, Inc. (b)	2,248
112	Penn National Gaming, Inc. (b)	2,033

		8,336

	Household Furnishings -- 0.5%
29	American Woodmark Corp.	1,628

	Household Products -- 0.3%
13	Whirlpool Corp.	850

	Insurance -- 1.7%
41	Lowes Corp.	2,173
37	UnitedHealth Group, Inc.	3,387

		5,560

	Internet Security -- 0.6%
142	McAfee Corp. (b)	2,079

	Internet Services -- 0.7%
153	Alloy, Inc. (b)	2,209

	Leisure Equipment & Products -- 0.3%
54	Mattel, Inc.	1,138

	Linen Supply -- 0.6%
73	UniFirst Corp.	1,847

	Machinery -- 0.3%
43	Albany International Corp., Class A	1,157

	Measuring Devices -- 0.3%
26	FLIR Systems, Inc. (b)	1,091

	Medical & Medical Services -- 7.6%
50	Aetna, Inc.	2,399
35	Baxter International, Inc.	1,556
52	Becton, Dickinson & Co.	1,791
34	Bio-Rad Laboratories, Inc., Class A (b)	1,547
50	DaVita, Inc. (b)	1,190
26	Diagnostic Products Corp.	962
136	Hologic, Inc. (b)	1,968
43	Johnson & Johnson, Inc.	2,247
50	Medtronic, Inc.	2,143
39	Ocular Sciences, Inc. (b)	1,034
24	Pediatrix Medical Group, Inc. (b)	600
28	Pharmaceutical Resources, Inc. (b)	778
15	St. Jude Medical, Inc. (b)	1,108
48	STERIS Corp. (b)	917
22	Tenet Healthcare Corp. (b)	1,574
82	Varian Medical Systems, Inc. (b)	3,324

		25,138

	Metals & Mining -- 1.7%
55	Barrick Gold Corp.	1,044
50	Commercial Metals Co.	2,347
130	Freeport-McMoran Copper & Gold, Inc. Class B (b)	2,321

		5,712

	Miscellaneous Business Services -- 5.2%
48	Action Performance Companies, Inc. (b)	1,517
57	Caremark Rx, Inc. (b)	941
42	Deluxe Corp.	1,633
15	Electronic Arts, Inc. (b)	991
46	EMCOR Group, Inc. (b)	2,700
97	Fair Issac & Co., Inc.	3,188
152	GTECH Holdings Corp. (b)	3,882
33	Hotels.com (b)	1,394
39	Overture Services, Inc. (b)	974

		17,220

	Office Equipment & Supplies -- 0.3%
37	John H. Harland Co.	1,043

	Paper & Paper Products -- 0.6%
100	Rock-Tenn Co.	1,835

	Personal Products -- 0.3%
63	NBTY, Inc. (b)	975

	Petroleum Refining -- 0.7%
37	Ashland, Inc.	1,499
16	Phillips Petroleum Co.	942

		2,441

	Professional Services -- 0.8%
36	Apollo Group, Inc. (b)	1,419
20	Strayer Education, Inc.	1,272

		2,691

	Railroad Transportation -- 0.3%
24	CSX Corp.	841

	Real Estate Investment Trust -- 1.0%
70	Annaly Mortgage Management, Inc.	1,358
154	La Quinta Corp. (b)	1,117
28	LNR Property Corp.	966
72	Ventas, Inc.	918

		4,359

	Recreation & Utility Trailer Dealers -- 1.3%
41	Thor Industries, Inc.	2,922
33	Winnebago Industries, Inc.	1,452

		4,374

	Retail -- 13.3%
49	Applebee's International, Inc.	1,125
87	AutoNation, Inc. (b)	1,262
57	Bed Bath & Beyond, Inc. (b)	2,151
43	Borders Group, Inc. (b)	791
54	CBRL Group, Inc.	1,648
34	CDW Computer Centers, Inc. (b)	1,592
42	Chico's FAS, Inc. (b)	1,525
63	Circuit City Stores, Inc.	1,181
80	Dillards Department Stores, Inc.	2,103
28	Family Dollar Stores, Inc.	987
58	Fred's, Inc	2,133
127	Hancock Fabrics, Inc.	2,360
42	Hot Topic, Inc. (b)	1,122
49	Lowe's Cos., Inc.	2,225
54	Micheal Stores, Inc. (b)	2,106
31	Nike, Inc. Class B	1,663
35	O'Reilly Automotive, Inc. (b)	965
76	Office Depot, Inc. (b)	1,277
70	Pep Boys-Manny, Moe & Jack	1,180
218	PETsMART, Inc. (b)	3,496
95	Pier 1 Imports, Inc.	1,995
102	Reebok International Ltd. (b)	3,009
68	Regis Corp.	1,837
49	Ross Stores, Inc.	1,997
57	Sonic Automotive, Inc. (b)	1,468
65	Tuesday Morning Corp. (b)	1,206

		44,404

	Semi-Conductors/Instruments -- 1.4%
125	Artisan Components, Inc. (b)	1,125
80	ESS Technology, Inc. (b)	1,403
127	PLX Technology, Inc. (b)	540
75	Zoran Corp. (b)	1,718

		4,786

	Software -- 2.5%
459	Acclaim Entertainment, Inc. (b)	1,620
39	Activision, Inc. (b)	1,133
85	Concord Communications, Inc. (b)	1,401
110	Inter-Tel, Inc.	1,882
74	JDA Software Group, Inc. (b)	2,092

		8,128

	Steel -- 1.2%
65	AK Steel Holding Corp.	833
70	Quanex Corp.	3,059

		3,892

	Technology -- 0.8%
130	Network Associates, Inc. (b)	2,505

	Tools & Accessories -- 0.3%
24	The Stanley Works	984

	Transportation Services -- 1.9%
55	Heartland Express, Inc. (b)	1,316
39	J.B. Hunt Transport Services, Inc. (b)	1,151
85	Knight Transportation, Inc. (b)	1,971
50	Roadway Corp.	1,797

		6,235

	Video Tape Rental -- 0.5%
78	Hollywood Entertainment Corp. (b)	1,613

	Wholesale Distribution -- 0.4%
17	AmerisourceBergen Corp.	1,292

	Wines, Brandy, & Brandy Spirits -- 0.5%
48	Constellation Brands, Inc. (b)	1,536

	Woven Carpets & Rugs -- 0.6%
31	Mohawk Industries, Inc. (b)	1,907

	Total Common Stocks (Cost $253,926)	277,055

CASH EQUIVALENT -- 13.1%
43,538	Huntington Money Market Fund, Interfund Class	43,538

	Total Cash Equivalent (Cost $43,538)	43,538

	Total (Cost $297,464) (a)	$320,593

Huntington VA Funds

Notes to Portfolio of Investments

(a) Aggregate cost for federal tax purposes is substantially the same.

(b) Non-income producing security.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
SPDR	--	Standard & Poor's Depositary Receipt

The categories of investments are shown as a percentage of net assets.

The following is a summary of investment information as of June 30, 2002.

Huntington Funds	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets
VA Growth Fund	$(209,818)	$ 8,208	$(218,026)	$1,868,884
VA Income Equity Fund	238,025	669,501	(431,476)	6,532,082
VA Rotating Index Fund	(7,607)	873	(8,480)	388,497
VA Dividend Capture Fund	(3,573)	24,879	(28,452)	1,007,890
VA Mid Corp America Fund	(11,555)	61,987	(73,542)	1,452,988
VA New Economy Fund	23,129	39,065	(15,936)	331,148

Huntington VA Funds

Statements of Assets and Liabilities
June 30, 2002 (Unaudited)

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Index Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Assets:
Investments in securities, at value	$2,249,268	$6,528,094	$378,455	$ 993,104	$1,444,353	$320,593
Cash	--	1,368	--	--	--	--
Income receivable	1,511	15,651	52	5,052	858	137
Receivable for investments sold	5,628	--	--	3,847	--	--
Receivable from adviser	1,407	3,531	3,728	3,715	3,513	3,462
Prepaid expenses and other assets	1,967	228	6,859	6,843	6,364	7,267

Total assets	2,259,781	6,548,872	389,094	1,012,561	1,455,088	331,459

Liabilities:
Payable for investments purchased	389,172	--	--	3,868	--	--
Investment adviser fees	864	3,154	184	443	678	157
Administrative personnel and services fees	108	395	23	55	85	20
Sub-Administration fees	86	315	18	44	68	16
Custodian fees	37	137	8	19	29	7
Portfolio accounting fees	73	224	78	42	46	14
Other accrued expenses	557	12,565	286	200	1,194	97

Total liabilities	390,897	16,790	597	4,671	2,100	311

Net Assets	$1,868,884	$6,532,082	$388,497	$1,007,890	$1,452,988	$331,148

Net Assets Consists of:
Paid in capital	$2,085,455	$6,420,688	$390,736	$ 994,320	$1,460,118	$315,823
Net unrealized appreciation (depreciation) of investments	(209,818)	238,025	(7,607)	(3,573)	(11,555)	23,129
Accumulated net realized gain (loss) on investments	(6,474)	(134,449)	6,578	10,651	6,660	(6,328)
Accumulated net investment income (loss)	(279)	7,818	(1,210)	6,492	(2,235)	(1,476)

Total Net Assets	$1,868,884	$6,532,082	$388,497	$1,007,890	$1,452,988	$331,148

Shares Outstanding	232,011	634,538	38,014	97,003	129,642	30,625

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$ 8.06	$ 10.29	$ 10.22	$ 10.39	$ 11.21	$ 10.81

Investments, at cost	$2,459,086	$6,290,069	$386,062	$ 996,677	$1,455,908	$297,464

Huntington VA Funds

Statements of Operations
For the Six Months Ended June 30, 2002 (Unaudited)

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Index Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Investment Income:
Dividends	$ 5,294	$ 81,714	$ 1,113	$18,710	$ 3,779	$ 729
Interest	938	9,982	122	257	618	125

Total investment income	6,232	91,696	1,235	18,967	4,397	854

Expenses:
Investment adviser fees	3,605	16,410	924	1,784	2,639	857
Administrative personnel and services fees	451	2,051	115	223	330	107
Sub-Administration fees	360	1,641	92	178	264	86
Custodian fees	157	713	40	157	115	37
Transfer and dividend disbursing agent fees and expenses	1,000	2,776	2,031	1,965	2,354	1,802
Directors' fees	568	576	596	435	473	311
Auditing fees	440	1,238	992	1,040	1,146	942
Legal fees	268	3,269	184	216	214	199
Portfolio accounting fees	267	1,384	50	265	339	308
Printing and postage	374	2,390	87	303	529	59
Miscellaneous	428	5,120	1,062	1,696	1,742	1,084

Total expenses	7,918	37,568	6,173	8,262	10,145	5,792

Reimbursements:
Total reimbursements	(1,407)	(3,531)	(3,728)	(3,715)	(3,513)	(3,462)

Net expenses	6,511	34,037	2,445	4,547	6,632	2,330

Net investment income (net operating loss)	(279)	57,659	(1,210)	14,420	(2,235)	(1,476)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(5,592)	(692)	6,578	10,981	6,604	(6,287)
Net change in unrealized appreciation/depreciation of investments	(198,710)	59,149	(16,694)	(6,655)	(36,166)	4,135

Net realized and unrealized gain (loss) on investments	(204,302)	58,457	(10,116)	4,326	(29,562)	(2,152)

Change in net assets resulting from operations	$(204,581)	$116,116	$(11,326)	$18,746	$(31,797)	$(3,628)

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund		Huntington VA Income Equity Fund		Huntington VA Rotating Index Fund
	Six Months Ended June 30, 2002	Period Ended December 31, 2001(1)	Six Months Ended June 30, 2002	Year Ended December 31, 2001	Six Months Ended June 30, 2002	Period Ended December 31, 2001(2)
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$ (279)	$ (1,925)	$ 57,659	$ 73,986	$ (1,210)	$ (90)
Net realized gain (loss) on investments	(5,592)	(882)	(692)	(65,969)	6,578	--
Net change in unrealized appreciation/depreciation of investments	(198,710)	(11,108)	59,149	30,914	(16,694)	9,087

Change in net assets resulting from operations	(204,581)	(13,915)	116,116	38,931	(11,326)	8,997

Distributions to Shareholders:
Distributions from net investment income	--	--	(49,841)	(79,976)	--	--
Distribution from paid in capital	--	--	--	(3,747)	--	--

Change in net assets resulting from distributions to shareholders	--	--	(49,841)	(83,723)	--	--

Share Transactions:
Proceeds from sales of shares	1,651,781	449,672	1,989,163	2,017,141	227,719	201,100
Net asset value of shares issued to shareholders in payment of distributions declared	--	--	49,841	83,723	--	--
Cost of shares redeemed	(12,688)	(1,385)	(25,837)	(1,119,596)	(37,993)	--

Change in net assets resulting from share transactions	1,639,093	448,287	2,013,167	981,268	189,726	201,100

Change in net assets	1,434,512	434,372	2,079,442	936,476	178,400	210,097
Net Assets:
Beginning of period	434,372	--	4,452,640	3,516,164	210,097	--

End of period	$1,868,884	$434,372	$6,532,082	$ 4,452,640	$388,497	$210,097

Accumulated net investment income (loss) included in net assets at end of period	$ (279)	$ --	$ 7,818	$ --	$ (1,210)	$ --

(1) The Fund commenced operations (also referred to as "Start of Performance") on May 1, 2001.

(2) The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
	Six Months Ended June 30, 2002	Period Ended December 31, 2001(1)	Six Months Ended June 30, 2002	Period Ended December 31, 2001(1)	Six Month Ended June 30, 2002	Period Ended December 31, 2001(1)
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net investment income (net operating loss)	$ 14,420	$ 2,238	$ (2,235)	$ (393)	$ (1,476)	$ (528)
Net realized gain (loss) on investments	10,981	(330)	6,604	449	(6,287)	(41)
Net change in unrealized appreciation/depreciation of investments	(6,655)	3,082	(36,166)	24,611	4,135	18,994

Change in net assets resulting from operations	18,746	4,990	(31,797)	24,667	(3,628)	18,425

Distributions to Shareholders:
Distributions from net investment income	(8,911)	(1,255)	--	--	--	--

Share Transactions:
Proceeds from sales of shares	778,362	214,833	1,216,697	263,833	109,258	209,330
Net asset value of shares issued to shareholders in payment of distributions declared	8,911	1,255	--	--	--	--
Cost of shares redeemed	(9,041)	--	(20,412)	--	(2,237)	--

Change in net assets resulting from share transactions	778,232	216,088	1,196,285	263,833	107,021	209,330

Change in net assets	788,067	219,823	1,164,488	288,500	103,393	227,755
Net Assets:
Beginning of period	219,823	--	288,500	--	227,755	--

End of period	$1,007,890	$219,823	$1,452,988	$288,500	$331,148	$227,755

Accumulated net investment income (loss) included in net assets at end of period	$ 6,492	$ 983	$ (2,235)	$ --	$ (1,476)	$ --

(1) The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

Huntington VA Funds

Financial Highlights
(For a share outstanding throughout each period)

	Huntington VA Growth Fund				Huntington VA Income Equity Fund
	Six Months Ended June 30, 2002		Period Ended December 31, 2001(1)		Six Months Ended June 30, 2002		Year Ended December 31, 2001	Year Ended December 31, 2000	Period Ended December 31, 1999(2)
	(Unaudited)				(Unaudited)
Selected Per-Share Data
Net Asset Value, Beginning of Period	$ 9.22		$10.00		$10.10		$10.07	$ 9.84	$10.00

Net Investment Income/ (Net Operating Loss)	--		(0.04)		0.11		0.18	0.33	0.06
Net Realized and Unrealized Gain/(Loss) on Investments	(1.16)		(0.74)		0.18		0.06	0.23	(0.13)

Total from Investment Operations	(1.16)		(0.78)		0.29		0.24	0.56	(0.07)

Distributions from Net Investment Income	--		--		(0.10)		(0.20)	(0.33)	(0.05)
Return of Capital Distributions(3)	--		--		--		(0.01)	--	(0.04)

Total Distributions	--		--		(0.10)		(0.21)	(0.33)	(0.09)

Net Asset Value, End of Period	$ 8.06		$ 9.22		$10.29		$10.10	$10.07	$ 9.84

Total Return(4)	(12.58)%		(7.80)%		2.83%		2.34%	5.85%	(0.72)%
Ratios to Average Net Assets
Expenses	1.08	%(5)	2.00	%(5)	1.24	%(5)	1.91%	0.77%	0.77	%(5)
Net Investment Income	(0.05	)%(5)	1.11	%(5)	2.10	%(5)	1.76%	3.66%	4.30	%(5)
Expense Waiver/ Reimbursement(6)	0.23	%(5)	--	(5)	0.13	%(5)	0.15%	1.47%	10.08	%(5)
Net Assets, End of Period (000 omitted)	$ 1,869		$ 434		$6,532		$4,453	$3,516	$2,221
Portfolio Turnover Rate	2%		0%		0%		38%	6%	0%

(1) Reflects operations from the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(2) Reflects operations from the period October 21, 1999 (commencement of operations) to December 31, 1999.

(3) Represents a return of capital for federal income tax purposes.

(4) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(5) Computed on annualized basis.

(6) This expense decrease is reflected in both the expense and net investment income ratios shown above.

Huntington VA Funds

Financial Highlights
(For a share outstanding throughout each period)

	Huntington VA Rotating Index Fund				Huntington VA Dividend Capture Fund				Huntington VA Mid Corp America Fund
	Six Months Ended June 30, 2002		Period Ended December 31, 2001(1)		Six Months Ended June 30, 2002		Period Ended December 31, 2001(1)		Six Months Ended June 30, 2002		Period Ended December 31, 2001(1)
	(Unaudited)				(Unaudited)				(Unaudited)
Selected Per-Share Data
Net Asset Value, Beginning of Period	$10.45		$10.00		$10.15		$10.00		$ 11.15		$10.00

Net Investment Income/(Net Operating Loss)	(0.03)		(0.00	)(2)	0.24		0.14		(0.02)		(0.02)
Net Realized and Unrealized Gain/ (Loss) on Investments	(0.20)		0.45		0.17		0.10		0.08		1.17

Total from Investment Operations	(0.23)		0.45		0.41		0.24		0.06		1.15

Distributions from Net Investment Income	--		--		(0.17)		(0.09)		--		--

Net Asset Value, End of Period	$10.22		$10.45		$10.39		$10.15		$ 11.21		$11.15

Total Return(3)	(2.20)%		4.50%		4.01%		2.44%		0.54%		11.50%
Ratios to Average Net Assets
Expenses	1.08	%(4)	2.00	%(4)(5)	1.52	%(4)	2.00	%(4)	1.50	%(4)	2.00	%(4)
Net Investment Income	(0.78	)%(4)	(0.21	)%(4)	4.82	%(4)	5.25)	%(4)	(0.50	)%(4)	(0.85	)%(4)
Expense Waiver/ Reimbursement(6)	0.23	%(4)	16.20	%(4)	1.24	%(4)	15.47	%(4)	0.79	%(4)	15.87	%(4)
Net Assets, End of Period (000 omitted)	$ 388		$ 210		$1,008		$ 220		$ 1,453		$ 289
Portfolio Turnover Rate	128%		0%		55%		12%		4%		3%

(1) Reflects operations from the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(2) Amount rounds to less than $0.01 per share.

(3) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(4) Computed on annualized basis.

(5) Does not include the effect of expenses of underlying fund.

(6) This expense decrease is reflected in both the expense and net investment income ratios shown above.

Huntington VA Funds

Financial Highlights
(For a share outstanding throughout each period)

	Huntington VA New Economy Fund
	Six Months Ended June 30, 2002		Period Ended December 31, 2001(1)
	(Unaudited)
Selected Per-Share Data
Net Asset Value, Beginning of Period	$ 10.90		$ 10.00

Net Investment Income/(Net Operating Loss)	(0.05)		(0.03)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.04)		0.93

Total from Investment Operations	(0.09)		0.90

Net Asset Value, End of Period	$ 10.81		$ 10.90

Total Return(2)	(0.83)%		9.00%
Ratios to Average Net Assets
Expenses	1.63	%(3)	2.00	%(3)
Net Investment Income	(1.03	)%(3)	(1.20	)%(3)
Expense Waiver/Reimbursement(4)	2.42	%(3)	15.91	%(3)
Net Assets, End of Period (000 omitted)	$ 331		$ 228
Portfolio Turnover Rate	19%		0%

(1) Reflects operations from the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(2) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(3) Computed on annualized basis.

(4) This expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral past of the Financial Statements

Huntington VA Funds

Notes to Financial Statements
June 30, 2002

(1) Organization

The Huntington VA Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of six diversified portfolios. The financial statements of the following portfolios (individually referred to as a "Fund," or collectively as the "Funds") are presented herein:

Huntington VA Growth Fund (VA Growth)
Huntington VA Income Equity Fund (VA Income Equity)
Huntington VA Rotating Index Fund (VA Rotating Index)
Huntington VA Dividend Capture Fund (VA Dividend Capture)
Huntington VA Mid Corp America Fund (VA Mid Corp America)
Huntington VA New Economy Fund (VA New Economy)

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund accounts for the assets, liabilities and operations of each Portfolio separately. Shares of the Funds are not offered directly to the public, but sold only to Hartford Life Insurance Company's separate accounts in connection with the Huntington Director variable contracts and policies.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the latest bid prices as furnished by an independent pricing service. Listed equity securities and investments in closed-end investment companies are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Use of Estimates--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities and revenues reported in the financial statements. Actual results could differ from those estimates.

Other--Investment transactions are accounted for on a trade date basis.

Huntington VA Funds

Notes to Financial Statements
(Unaudited)

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock (in 000's) were as follows:

	VA Growth				VA Income Equity
	Six Months Ended June 30, 2002		Period Ended December 31, 2001(1)		Six Months Ended June 30, 2002		Year Ended December 31, 2001
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	186	$1,652	47	$450	191	$1,989	197	$ 2,017
Shares issued to shareholders in payment of distributions declared	--	--	--	--	5	50	8	84
Shares redeemed	(1)	(13)	--	(2)	(2)	(26)	(113)	(1,120)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	185	$1,639	47	$448	194	$2,013	92	$ 981

	VA Rotating Index				VA Dividend Capture
	Six Months Ended June 30, 2002		Period Ended December 31, 2001(2)		Six Months Ended June 30, 2002		Period Ended December 31, 2001(2)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	21	$ 228	20	$201	75	$ 778	22	$ 215
Shares issued to shareholders in payment of distributions declared	--	--	--	1	--	9	--	1
Shares redeemed	(3)	(38)	--	(1)	--	(9)	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	18	$ 190	20	$201	75	$ 778	22	$ 216

	VA Mid Corp America				VA New Economy
	Six Months Ended June 30, 2002		Period Ended December 31, 2001(2)		Six Months Ended June 30, 2002		Period Ended December 31, 2001(2)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	106	$1,217	26	$264	10	$ 109	21	$ 209
Shares issued to shareholders in payment of distributions declared	--	--	--	--	--	--	--	--
Shares redeemed	(2)	(21)	--	--	--	(2)	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	104	$1,196	26	$264	10	$ 107	21	$ 209

(1) The Fund commenced operations (also referred to as "Start of Performance") on May 1, 2001.

(2) The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

Huntington VA Funds

Notes to Financial Statements
(Unaudited)

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc. the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below.

Fund	Advisory Fee
VA Growth	0.60%
VA Income Equity	0.60%
VA Rotating Index	0.60%
VA Dividend Capture	0.60%
VA Mid Corp America	0.60%
VA New Economy	0.60%

Effective May 1, 2002, the Adviser has voluntarily agreed to reimburse certain operating expenses of the Funds in order to limit the total operating expense for the Funds to not more than 1.00% of each Fund's average daily net assets. Prior to May 1, 2002 the total operating expenses for the Funds were limited to not more than 2.00% of each Fund's average daily net assets.

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. The Huntington National Bank (the "Bank") currently serves as sub-administrator to the Trust, assisting with the provision of administrative services necessary to operate the Funds. The Bank also serves as financial administrator providing portfolio accounting services to the Funds. The fees paid for administrative and sub-administrative services are based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses--Effective June 10, 2002, Unified Fund Services, Inc. ("Unified") became transfer and dividend disbursing agent for the Funds. Prior to this date State Street Bank and Trust Company provided these services. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) VA Rotating Index Fund Structure

Due to the net asset level of the VA Rotating Index Fund ("Fund"), in accordance with its prospectus, the Fund sought to achieve its investment objectives by investing in other mutual funds with similar investment objectives ("Underlying Funds"). As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the period ended June 30, 2002, were as follows:

Fund	Purchases	Sales
VA Growth	$1,539,269	$ 23,686
VA Income Equity	1,943,208	1,945
VA Rotating Index	482,821	356,551
VA Dividend Capture	845,864	280,463
VA Mid Corp America	1,154,813	31,564
VA New Economy	136,404	49,193